Restructuring Activities - Graphite Bio, Inc. (Tables)	12 Months Ended
Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs [Table Text Block]
The following table summarizes the Company’s restructuring liability that is included in accrued expenses and other current liabilities in the accompanying balance sheet:

Year Ended December 31, 2023
Accrued employee termination benefits beginning balance	$—
Employee termination benefits charges incurred during the period	8,100
Amounts paid or otherwise settled during the period	(6,565)
Accrued employee termination benefits as of December 31, 2023	$1,535